GENERAL	6 Months Ended
Jun. 30, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL
GENERAL

Golar LNG Partners LP (the "Partnership", "we", "our", or "us") is a publicly traded Marshall Islands limited partnership initially formed as a subsidiary of Golar LNG Limited ("Golar") in September 2007, to own and operate LNG carriers and FSRUs under long-term charters. As of June 30, 2015, we have a fleet of four LNG carriers and six FSRUs.